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                      UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C. 20549


                       FORM 13F


                 FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2000


Check here if Amendment {X}; Amendment Number: 2
This Amendment (Check only one.): { } is a restatement.
                                  {x} adds new holdings entries.

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Institutional Investment Manager Filing this Report:

Name:            Taunus Corporation
Address:         31st West 52nd Street
                 New York, New York 10019

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:


Name:          Damian Reitemeyer
Title:         Vice President
Phone:         212-250-4599
Signature, Place, and Date of Signing:


     Damian Reitemeyer       New York, New York      November 21, 2000


Report Type (Check only one.):

{X}          13F HOLDINGS REPORT.

{ }          13F NOTICE.

{ }          13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.



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FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                  6


Form 13F Information Table Entry Total:            12


Form 13F Information Table Value Total:         76273


List of Other Included Managers:

Bankers Trust Company                           01
DB Alex. Brown Inc.                             02
Investment Company Capital Corporation          03
Deutsche Bank Securities Inc.                   04
EA Strategies                                   05
Deutsche Trust Bank                             06


THE REPORTABLE SECURITIES OF ALEX. BROWN INVESTMENT MANAGEMENT ARE EXCLUDED FROM THIS FORM 13F. ALEX. BROWN INVESTMENT MANAGEMENT IS AN INDIRECT 50% OWNED AFFILIATE OF BANKERS TRUST CORPORATION AND HAS FILED A SEPARATE FORM
13F ON ITS OWN BEHALF.

Confidential treatment has been requested under separate cover for a portion of the Manager's securities positions held at
the end of this quarter.
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                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-     SOLE   SHARED     NONE
D ASIA TIGERS FD INC             COM              04516T105     4397   488600 SH      SHARED                488600
D BATTLE MTN GOLD CO             COM              071593107     2967  1356668 SH      SHARED               1356668
D CAPTEC NET LEASE REALTY INC    COM              140724105     4703   427600 SH      SHARED                427600
D CORNERSTONE PPTYS INC          COM              21922H103        0   253100 SH      SHARED                253100
D INDIA GROWTH FD INC            COM              454090101     5072   445910 SH      SHARED                445910
D ITALY FD INC                   COM              465395101    12616   696100 SH      SHARED                696100
D KOREA FD                       COM              500634100    25682  1826388 SH      SHARED               1826388
D MAPQUEST COM INC               COM              565644101     5010   302500 SH      SHARED                302500
D MEXICO FD INC                  COM              592835102     9967   670080 SH      SHARED                670080
D OCULAR SCIENCES INC            COM              675744106      319    27220 SH      SHARED                 27220
D PSS WORLD MED INC              COM              69366A100     1125   167517 SH      SHARED                167517
D WESLEY JESSEN VISIONCARE INC   COM              951018100     4411   117436 SH      SHARED                117436
S REPORT SUMMARY                 12 DATA RECORDS               76273            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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